19. Deferred taxes and contributions (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Taxes And Contributions Details 4Abstract
Profit before income taxes		R$ 3,912,319	R$ 3,503,614	R$ 4,129,054
Statutory rate		34.00%	34.00%	34.00%
Estimated expense at statutory rate		R$ (1,330,186)	R$ (1,191,229)	R$ (1,403,878)
Tax benefit of interest on equity		264,816	245,444	245,637
Permanent differences: Provision - Law 4,819/58	[1]	(46,544)	(57,104)	(63,039)
Permanent differences: Donations		(13,068)	(12,413)	(10,987)
Other differences		47,731	30,998	50,311
Income tax and social contribution		(1,077,251)	(984,304)	(1,181,956)
Current income tax and social contribution		(852,655)	(882,787)	(1,121,289)
Deferred income tax and social contribution		R$ (224,596)	R$ (101,517)	R$ (60,667)
Effective rate		28.00%	28.00%	29.00%

[1]	Permanent difference related to the provision for actuarial liability (Note 21 (b) (iii)).